Share-based payments - Payment expense (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Share-based payments
Share-based expense	€ 3,231	€ 5,625	€ 7,389	€ 9,872
Research and Development
Share-based payments
Share-based expense	1,709	2,889	4,022	5,194
General and Administrative
Share-based payments
Share-based expense	€ 1,523	€ 2,736	€ 3,368	€ 4,678